Financial risk management objectives and policies (Details Narrative) $ in Thousands, $ in Thousands	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)
Notes and other explanatory information [abstract]
Foreign currency liabilities		$ 17,214
Accounts receivables in foreign currency		429,380
Short-term assets in foreign currency		412,166
Performance obligations amount	$ 182,303
Insurance amount		4,500,000
Non-current other assets	$ 240,175,386	$ 42,100	$ 195,634,662